CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
REVENUES	$ 14,188	$ 14,397
COST OF REVENUES	5,510	6,867
GROSS PROFIT	8,678	7,530
OPERATING EXPENSES
Research and development, net	1,813	1,900
Sales and marketing	1,362	1,210
General and administration	3,056	2,748
Other expenses	129	570
Total operating expenses	6,360	6,428
OPERATING (LOSS) INCOME	2,318	1,102
FINANCIAL INCOME (EXPENSE), NET	3,002	1,443
PROFIT BEFORE INCOME TAX	5,320	2,545
INCOME TAX BENEFIT	0	418
NET PROFIT FOR THE PERIOD	$ 5,320	$ 2,963
NET PROFIT PER SHARE
Basic	$ 1.32	$ 2.26
Diluted	$ 1.32	$ 1.19
Weighted average number of ordinary shares used in computing basic net loss per share	4,027,217	1,311,924
Weighted average number of ordinary shares used in computing diluted net loss per share	4,044,817	2,483,714